Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 228,046,935.17
Previously Paid Amount	34,283.65
Total Fee Amount	34,913.99
Total Offset Amount	0.00
Net Fee	$ 630.34